Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are required by SEC rules to disclose information regarding the relationship between compensation actually paid to Howard W. Lutnick, our principal executive officer (“PEO”) and NEOs other than the PEO (the
“non-PEO
NEOs”) and the financial performance of the Company. The following table sets forth additional compensation information for Howard W. Lutnick, our Executive Chairman, who serves as PEO, and the non-PEO
NEOs, along with total shareholder return (“TSR”), net income, and the “Company Selected Measure,” which we have selected as Total Revenues, each for fiscal years 2020, 2021 and 2022. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Footnote 5 below sets forth the adjustments from the Total Compensation for the PEO and Average Total Compensation for the
non-PEO
NEOs reported in the Summary Compensation Table to arrive at the values presented for compensation
actually paid for each of the fiscal years shown.

Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Total Revenues(4)
								Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)		(c)		(d)	(e)		(f)	(g)	(h)	(i)
2022	$20,000,000	(1)	$20,263,064	(5)	$3,704,691	$3,683,250	(5)	$54.95	$136.16	$112,545	$2,705,527
2021	$35,025,000	(1)	$35,139,752	(5)	$5,281,796	$5,290,923	(5)	$127.66	$207.17	$978,134	$2,906,443
2020	$4,125,000		$4,135,112	(5)	$3,590,821	$3,622,332	(5)	$49.61	$121.19	$109,277	$1,904,998

(1)
The PEO was Mr. Lutnick during all periods presented. The amount reported for Mr. Lutnick for 2021 includes $20,000,000 paid to Mr. Lutnick in 2021 in connection with the one-time
Award which was approved by the Compensation Committee on December 27, 2021 in consideration of his success in managing certain aspects of the Company’s performance as its PEO and Chairman. Mr. Lutnick has purchased Newmark Class A Common Stock with the after-tax
proceeds of the initial tranche of the Award. The amount reported for Mr. Lutnick for
2022 includes $10,000,000 paid to Mr. Lutnick for the 2022 tranche of the Award. For further information on the Award, see “Compensation, Discussion and Analysis—2021 Lutnick
Award
.”

(2)	The non-PEO NEOs in fiscal years 2022, 2021 and 2020 consisted of Messrs. Gosin, Rispoli and Merkel.
(3)
The peer group consists of CBRE Group, Colliers International Group, Cushman & Wakefield, Jones Lang LaSalle Incorporated, and Savills Plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group invested on December 31, 2019.

(4)
The Company selected Total Revenues to be the most important financial performance measure that is not otherwise required to be disclosed in the table above used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to its performance. While Total Revenues was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short and long-term objectives aligned with our strategy and shareholder interests as further described in our Compensation Discussion and Analysis above.

(5)
For each year, “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to
Non-PEO
NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table (all amounts are averages for the non-PEO
NEOs):

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	($5,025,000)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	$5,025,000	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$263,063.78	$114,752.04	$10,111.72

Total Adjustments	$263,063.78	$114,752.04	$10,111.72

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,883,333)	—	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	$1,860,833	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$1,059	$9,127	$31,511

Total Adjustments	$(21,441)	$9,127	$31,511

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote	The non-PEO NEOs in fiscal years 2022, 2021 and 2020 consisted of Messrs. Gosin, Rispoli and Merkel.
Peer Group Issuers, Footnote	The peer group consists of CBRE Group, Colliers International Group, Cushman & Wakefield, Jones Lang LaSalle Incorporated, and Savills Plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group invested on December 31, 2019.
PEO Total Compensation Amount	$ 20,000,000	$ 35,025,000	$ 4,125,000
PEO Actually Paid Compensation Amount	$ 20,263,064	35,139,752	4,135,112
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	($5,025,000)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	$5,025,000	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$263,063.78	$114,752.04	$10,111.72

Total Adjustments	$263,063.78	$114,752.04	$10,111.72

Non-PEO NEO Average Total Compensation Amount	$ 3,704,691	5,281,796	3,590,821
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,683,250	5,290,923	3,622,332
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,883,333)	—	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	$1,860,833	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$1,059	$9,127	$31,511

Total Adjustments	$(21,441)	$9,127	$31,511

Compensation Actually Paid vs. Total Shareholder Return
TSR.

The graphs below show the relationship between (1) compensation actually paid to our
PEO
and the average of compensation actually paid to our

non-PEO

NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the three fiscal years ended December 31, 2022.
Compensation Actually Paid vs TSR

Note: “Compensation actually paid to PEO” in the table above includes $20,000,000 paid to Mr. Lutnick in 2021 and $10,000,000 paid to Mr. Lutnick in 2022 in connection with the
Award
.

Compensation Actually Paid vs. Net Income
Net Income
. The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO
NEOs and net income, as reported in our consolidated financial statements, over the three fiscal years ended December 31, 2022.
Compensation Actually Paid vs. Net Income

Note: “Compensation actually paid to PEO” in the table above includes $20,000,000 paid to Mr. Lutnick in 2021 and $10,000,000 paid to Mr. Lutnick in 2022 in connection with the Award.

Compensation Actually Paid vs. Company Selected Measure
Company Selected Measure.
The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO
NEOs and our Total Revenues over the three fiscal years ended December 31, 2022.
Compensation Actually Paid vs. Total Revenues (Company Selected Measure)

Note: “Compensation actually paid to PEO” in the table above includes $20,000,000 paid to Mr. Lutnick in 2021 and $10,000,000 paid to Mr. Lutnick in 2022 in connection with the Award.

Total Shareholder Return Vs Peer Group	TSR vs Peer TSR
Total Shareholder Return Amount	$ 54.95	127.66	49.61
Peer Group Total Shareholder Return Amount	136.16	207.17	121.19
Net Income (Loss)	$ 112,545,000	$ 978,134,000	$ 109,277,000
Company Selected Measure Amount	2,705,527	2,906,443	1,904,998
PEO Name	Mr. Lutnick
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 263,063.78	$ 114,752.04	$ 10,111.72
PEO | Change In Actuarial Present Value Of Accumulated Benefit Under All Defined Benefit And Actuarial Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Of Service Cost And Prior Service Cost For All Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Amounts Reported Under The Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,025,000)	0
PEO | Change In Amounts Reported Under The Option Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value Of Stock And Option Awards Granted During Year That Are Outstanding And Unvested As Of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Year-End (From Prior Year-End) Of Stock And Option Awards Granted In Any Prior Year That Were Outstanding And Unvested As Of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,025,000	0
PEO | Fair Value As Of Vesting Date Of Stock And Option Awards Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date (From Prior YearEnd) Of Stock And Option Awards Granted In Any Prior Year For Which All Vesting Conditions Were Satisfied During Year Or At YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value As Of Prior YearEnd Of Stock And Option Awards Granted In Any Prior Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings Paid On Stock Or Option Awards In The Year Prior To The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,063.78	114,752.04	10,111.72
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,441)	9,127	31,511
Non-PEO NEO | Change In Actuarial Present Value Of Accumulated Benefit Under All Defined Benefit And Actuarial Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Of Service Cost And Prior Service Cost For All Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Amounts Reported Under The Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,883,333)	0	0
Non-PEO NEO | Change In Amounts Reported Under The Option Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value Of Stock And Option Awards Granted During Year That Are Outstanding And Unvested As Of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Year-End (From Prior Year-End) Of Stock And Option Awards Granted In Any Prior Year That Were Outstanding And Unvested As Of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value As Of Vesting Date Of Stock And Option Awards Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date (From Prior YearEnd) Of Stock And Option Awards Granted In Any Prior Year For Which All Vesting Conditions Were Satisfied During Year Or At YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,860,833	0	0
Non-PEO NEO | Fair Value As Of Prior YearEnd Of Stock And Option Awards Granted In Any Prior Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Stock Or Option Awards In The Year Prior To The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,059	$ 9,127	$ 31,511